Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

Note 25 Equity

Treasury shares

When Callidita's shares classified as equity are repurchased the amount for the purchase price paid is recognized as a reduction in equity. Repurchased shares are classified as own shares and reported as one deduction item under equity. When own shares are subsequently sold or reissued the amount received is reported as an increase in equity and the surplus or deficit resulting from the transaction is transferred to or from other contributed capital.

	Year Ended December 31,
	2023	2022	2021
Total registered shares at the beginning of the year	59,580,087	52,341,584	49,941,584
New share issue*	—	—	2,400,000
Exercise of warrants	—	1,322,985	—
Issuance of treasury shares	—	5,908,018	—
Shares subscribed but not registered during the year	—	7,500	—
Total registered and subscribed but not registered shares at the end of the year	59,580,087	59,580,087	52,341,584

Shares
Ordinary shares	59,580,087	59,580,087	52,341,584
Total	59,580,087	59,580,087	52,341,584
- of which shares are held by Calliditas	5,908,018	5,908,018	—
Total registered and subscribed but not registered shares at the end of the year, net of shares held by Calliditas	53,672,069	53,672,069	52,341,584

	December 31,
Share Capital	2023	2022	2021
Opening balance	2,383	2,094	1,998
New share issue*	—	—	96
Exercise of warrants	—	53	—
Issuance of treasury shares	—	236	—
Closing balance	2,383	2,383	2,094

* New share issue in August 2021

** As of December 31, 2022, there was an on-going issue of 7,500 shares under registration related to the exercise under the Warrant Program 2019/2022. These shares have been included in the weighted-average number of shares outstanding for the period.

Share Capital

All shares have been fully paid and no shares are reserved for sale. All shares are common shares, confer the same entitlement to capital, and carry one vote. The quotient value is SEK 0.04 per share.

Transactions in Treasury Shares

As of December 31, 2023, Calliditas had 5,908,018 ordinary shares held as treasury shares by the Parent Company. At the Annual General Meeting 2023, authorization was given that Calliditas can transfer (sale) these ordinary shares with the purpose to finance an acquisition of operations, to procure capital to finance the development of projects, repayment of loans or to commercialize Calliditas’ products. No transfer (sale) of treasury shares have occurred as of December 31, 2023. The total number of issued shares as of December 31, 2023, is presented in the tables above.

Translation Reserve

The reserves pertain in their entirety to translation reserves. The translation reserve includes all exchange rate differences arising on the translation of the financial statements from foreign operations.

	December 31,
Translation Reserve	2023	2022	2021
Opening balance	9,307	(26,979)	(6,090)
Change of the year	(14,538)	36,286	(20,889)
Closing balance	(5,231)	9,307	(26,979)